Segment information - Segment equity and liabilities - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Equity	€ 34,416	€ 33,251	€ 33,249	€ 33,512	€ 33,845
Non-current lease liabilities	5,225	5,239
Fixed assets payable	817		612	610
Non-current employee benefits	2,554		2,823	2,674
Non-current liabilities included in the calculation of net financial debt	33,562		27,461	27,221
Other	2,035		2,151	2,275
Total non-current liabilities	44,192	39,273	33,047	32,780
Current lease liabilities	1,267	1,291
Fixed assets payable	2,848		2,835	3,046
Trade payables	6,682	6,697	6,736	6,527	6,214
Customer contract liabilities	2,093		2,002	2,021	2,071
Current employee benefits	2,261		2,392	2,448
Deferred income	51		58	76	€ 84
Current liabilities included in the calculation of net financial debt	3,947		7,403	6,216
Other	8,545		8,870	8,723
Total current liabilities	27,695	31,335	30,296	29,057
Liabilities related to assets held for sale	0
Total equity and liabilities	106,303	€ 103,859	96,592	95,349
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)		(27)	(27)
Total non-current liabilities	(27)		(27)	(27)
Trade payables	(24)		(34)	(9)
Current liabilities included in the calculation of net financial debt	(3)
Other	0			(152)
Total current liabilities	(28)		(34)	(161)
Total equity and liabilities	(55)		(61)	(188)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	34,432		33,151	33,285
Non-current lease liabilities	5,196
Fixed assets payable	817		612	610
Non-current employee benefits	2,544		2,815	2,668
Non-current liabilities included in the calculation of net financial debt	33,562		27,461	27,221
Other	1,954		2,080	2,195
Total non-current liabilities	44,073		32,968	32,694
Current lease liabilities	1,263
Fixed assets payable	2,848		2,835	3,045
Trade payables	6,581		6,635	6,444
Customer contract liabilities	2,094		2,002	2,021
Current employee benefits	2,254		2,384	2,441
Deferred income	51		58	76
Current liabilities included in the calculation of net financial debt	3,950		7,403	6,216
Other	3,908		3,803	3,803
Total current liabilities	22,950		25,120	24,046
Total equity and liabilities	101,454		91,239	90,025
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	961
Fixed assets payable	35		48	75
Non-current employee benefits	1,461		1,726	1,601
Other	574		635	663
Total non-current liabilities	3,030		2,409	2,339
Current lease liabilities	170
Fixed assets payable	1,144		1,116	1,438
Trade payables	2,682		2,598	2,487
Customer contract liabilities	1,015		1,091	1,162
Current employee benefits	1,224		1,307	1,451
Deferred income	2		2	3
Other	781		846	699
Total current liabilities	7,017		6,960	7,240
Total equity and liabilities	10,047		9,369	9,579
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	945
Fixed assets payable	366		119
Non-current employee benefits	17		11	5
Other	80		126	134
Total non-current liabilities	1,409		256	139
Current lease liabilities	284
Fixed assets payable	563		598	532
Trade payables	1,051		1,055	985
Customer contract liabilities	98		66	78
Current employee benefits	33		38	38
Other	178		148	126
Total current liabilities	2,207		1,905	1,759
Total equity and liabilities	3,616		2,161	1,898
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	788
Fixed assets payable	251		291	327
Non-current employee benefits	34		33	33
Other	301		243	263
Total non-current liabilities	1,373		567	623
Current lease liabilities	166
Fixed assets payable	407		398	392
Trade payables	935		926	843
Customer contract liabilities	335		322	280
Current employee benefits	110		102	109
Deferred income	6		3	3
Other	268		253	467
Total current liabilities	2,226		2,004	2,094
Total equity and liabilities	3,599		2,571	2,717
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	785
Fixed assets payable	166		154	208
Non-current employee benefits	68		64	77
Other	55		59	50
Total non-current liabilities	1,074		277	335
Current lease liabilities	124
Fixed assets payable	529		528	530
Trade payables	1,136		1,081	1,072
Customer contract liabilities	123		127	130
Current employee benefits	71		68	69
Deferred income	36		44	87
Other	1,211		1,069	905
Total current liabilities	3,231		2,917	2,793
Total equity and liabilities	4,305		3,194	3,128
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	227
Non-current employee benefits	264		264	259
Other	39		46	31
Total non-current liabilities	530		310	290
Current lease liabilities	97
Fixed assets payable	72		58	52
Trade payables	784		689	694
Customer contract liabilities	412		283	271
Current employee benefits	407		398	348
Deferred income	1		2
Other	283		273	252
Total current liabilities	2,055		1,703	1,617
Total equity and liabilities	2,586		2,013	1,907
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,490
Non-current employee benefits	702		717	693
Other	55		180	218
Total non-current liabilities	2,247		897	911
Current lease liabilities	422
Fixed assets payable	135		138	102
Trade payables	763		917	977
Customer contract liabilities	126		129	120
Current employee benefits	411		471	426
Deferred income	7		7	5
Other	846		833	897
Total current liabilities	2,710		2,495	2,527
Total equity and liabilities	4,957		3,392	3,438
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	34,432		33,151	33,285
Non-current liabilities included in the calculation of net financial debt	33,562		27,461	27,221
Other	849		791	836
Total non-current liabilities	34,411		28,252	28,057
Fixed assets payable	(1)		(1)	(1)
Trade payables	(771)		(631)	(614)
Customer contract liabilities	(15)		(16)	(20)
Deferred income	0			(22)
Current liabilities included in the calculation of net financial debt	3,950		7,403	6,216
Other	341		381	457
Total current liabilities	3,503		7,136	6,016
Total equity and liabilities	72,346		68,539	67,358
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	(16)		98	227
Non-current lease liabilities	29
Non-current employee benefits	9		8	6
Other			98	107
Total non-current liabilities	147		106	113
Current lease liabilities	4
Fixed assets payable				1
Trade payables	125		135	92
Current employee benefits	6		8	7
Other	4,638		5,067	5,072
Total current liabilities	4,773		5,210	5,172
Total equity and liabilities	€ 4,904		€ 5,414	€ 5,512